Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2—Summary of Significant Accounting Policies

The Company’s financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and reflect all adjustments, which are of a normal and recurring nature, that are, in the opinion of management, necessary for a fair presentation of our financial position and results of operations for the related periods. Operating results for the three months ended March 31, 2018 are not necessarily indicative of the final results that may be expected for the year ending December 31, 2018. A summary of our significant accounting policies consistently applied in the preparation of the accompanying financial statements follows.

Capital Stock

In connection with the Company’s completed IPO (see Subsequent Events note) in April 2018, all of the Company’s Preferred Stock and Non-Voting Common Stock were converted into shares of the Company’s Common Stock. The Company’s Common Stock was then forward-split at a ratio of 6.6841954-to-1. Furthermore, prior to the closing of the IPO, the Company’s Certificate of Incorporation was amended and restated to provide the Company with the authority to issue up to 210,000,000 shares of stock consisting of 200,000,000 shares of Common Stock at a par value of $0.001 per share and 10,000,000 shares of Preferred Stock at a par value of $0.001 per share.

Restatement of Balance Sheet at December 31, 2016

Subsequent to the auditors’ issuance of their report on our December 31, 2016 financial statements, management became aware of a scrivener’s error in the terms of certain options granted, resulting in a $136,810 increase in share-based compensation (accumulated deficit) and additional paid-in capital during the fourth quarter of 2016.

Use of Estimates

The preparation of our financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash

We consider all highly liquid short-term investments with an initial maturity of three months or less to be cash equivalents. Any amounts of cash in financial institutions which exceed FDIC insured limits expose us to cash concentration risk. We have no cash equivalents, and had $0, $0 and $1,351,868 in excess of FDIC insured limits of $250,000 at March 31, 2018, December 31, 2017 and December 31, 2016, respectively.

Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for cash, accounts receivable, accounts payable and accrued expenses approximate fair value because of the immediate or short-term maturity of these financial instruments.

ASC 820, Fair Value Measurements and Disclosures, defines fair value, provides a consistent framework for measuring fair value under GAAP and expands fair value financial statement disclosure requirements. ASC 820’s valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect our market assumptions. ASC 820 classifies these inputs into the following hierarchy:

Level 1: Quoted prices for identical instruments in active markets

Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable

Level 3: Instruments with primarily unobservable value drivers.

Property and Equipment

Furniture and equipment are stated at cost. Depreciation is calculated using the straight line method over the estimated useful lives of the assets, which range from three to five years. Routine maintenance and repairs are charged to expense as incurred and major renovations or improvements are capitalized.

Research and Development Materials Costs

Research and development expenditures are comprised of costs incurred to conduct research and development activities. These include payments to collaborative research partners, including wages and associated employee benefits, facilities and overhead costs. These expenditures relate to Phase I and II clinical trials and are expensed as incurred. Purchased materials to be used in future research are capitalized and included in prepaid expenses.

Awards

In 2010, we were awarded $4.5 million from the State of Texas Emerging Technology Fund (“TETF”). The award was received in two tranches of $2.25 million during 2010 and 2011. The award proceeds were used for the development and future commercialization of our nanomolecular therapy product for the treatment of cancer. In consideration for the award, we provided the TETF with an “Investment Unit”, consisting of (i) a Promissory Note (“Note”) and (ii) a right to purchase our equity shares (“Warrant”). The funds received for this award were assigned to the Investment Unit, and classified separately from equity as “mezzanine” in the balance sheet.

In 2010, we also were awarded approximately $244,500 from the U.S. Treasury Department for our QTDP Program Nanoparticle Therapy for Lung Cancer. The award was received during 2011 for our historical activities, and required no prospective expenditures. We accounted for these funds received as revenue at that time.

Intellectual Property

Intellectual property consists of external legal and related costs associated with patents and other proprietary technology acquired, licensed, or maintained by us that we believe contribute to a probable economic benefit toward such patents and activities. These legal costs incurred in connection with the patent applications and patent maintenance are capitalized. Intellectual property is stated at cost, to be amortized on a straight-line basis over the estimated useful lives of the assets.

Accounting for Stock-Based Compensation

We use the fair value-based method of accounting for stock-based compensation for options granted to employees, independent consultants and contractors. We measure options granted at fair value determined as of the grant date, and recognize the expense over the periods in which the related services are rendered based on the terms and conditions of the award. Generally, where the award only has a service condition, the requisite service period is the same as the vesting period.

Financial Instruments

We have elected the Fair Value Option to account for the Investment Unit at fair value as a combined hybrid financial instrument containing a Warrant and a Note (see Investment Unit Note). Prior to its exercise, the Warrant component was not classified within equity, as the exercise price of the warrants was affected by the market price of our stock in a future qualifying financing transaction and was not considered to be indexed to our own stock. The Note is not classified within liabilities, as our management can determine the timing of the repayment obligation, if any. As a result, the Warrant and Note that comprised the Investment Unit were aggregated and classified within the mezzanine section of the balance sheet.

Due to the contingent terms of the financial instruments, changes in the fair value of the Investment Unit were calculated and realized in earnings. There were no changes in the fair value of the Investment Unit at March 31, 2018.

Long-Lived Assets

We review long-lived assets and certain identifiable intangibles held and used for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In evaluating the fair value and future benefits of its intangible assets, management performs an analysis of the anticipated undiscounted future net cash flow of the individual assets over the remaining amortization period. We recognize an impairment loss if the carrying value of the asset exceeds the expected future cash flows. During the three months ended March 31, 2018 and the years ended December 31, 2017 and December 31, 2016, there were no deemed impairments of our long-lived assets.

Recent Accounting Developments

Accounting pronouncements issued but not effective until after March 31, 2018 are not expected to have a significant effect on our financial condition, results of operations, or cash flows.